ACQUISITION OF DYNAMIC INDONESIA HOLDINGS LIMITED	6 Months Ended
Jun. 30, 2022
Seamless Group Inc [Member]
ACQUISITION OF DYNAMIC INDONESIA HOLDINGS LIMITED

7 Acquisition of Dynamic Indonesia Holdings Limited

  On June 2, 2022, Dynamic Indonesia Holdings Limited and its two shareholders, Dynamic Investment Holdings Limited and Noble Tack International Limited, entered into a Subscription Agreement (“Subscription”) whereby Dynamic Indonesia Holdings Limited will offer the shareholders to subscribe to 5,000 shares of the Company in five equal tranches. Only Dynamic Investment Holdings Limited subscribed to the first tranche, and upon completion of its purchase of 1,000 shares on June 2, 2022 for $200,000, Dynamic Investments Holdings Limited increased its ownership of Dynamic Indonesia Holdings Limited from 49% to approximately 51%. As a subsidiary of the Company, Dynamic Indonesia Holdings Limited’s financial performance has been included in the Company’s interim condensed consolidated financial statements from the date of acquisition.

  The allocation of the purchase price as of the date of acquisition is summarized as follows:

US$
Net assets acquired (i)	(1,590,634)
Goodwill (Note 3)	7,851,590
Non-controlling interests	(3,931,441)
Total	2,329,515

Total purchase price is comprised of:
Cash consideration	200,000
Fair value of previously held equity interests	2,129,515
2,329,515

SEAMLESS GROUP INC. AND SUBSIDIARIES

NOTES TO THE CONDENSED CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

7 Acquisition of Dynamic Indonesia Holdings Limited (Continued)

(i)	Net assets acquired primarily included accounts receivables and other receivables of approximately US$0.6 million, property and equipment of approximately US$0.2 million, operating lease right-of-use assets relating to land use rights of approximately US$0.1 million and other assets of approximately US$1.6 million and liabilities of approximately US$4.1 million as of the date of acquisition.

On June 2, 2022, in conjunction with the share purchase described above, the Company granted a put option to Noble Tack International Limited. The put option grants the holder the right to convert its equity interest in and loan to Dynamic Indonesia Holdings Limited into equity of the Company as defined in the agreement. The option is valid for two years.